Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current Assets
Cash and cash equivalents	$ 1,377,851	$ 1,041,369
Other current financial assets	1,079,595	1,325,843
Other current non-financial assets	200,705	136,750
Trade and other receivables, current	606,137	907,181
Trade receivables due from related parties, current	28,706	43,253
Current inventories	1,702,185	1,774,594
Current tax assets	583,143	637,033
Total current assets other than those classified as held for sale or disposal	5,578,322	5,866,023
Non-current assets or groups of assets classified as held for sale	118	118
Total non-current assets held for sale	118	118
Total current assets	5,578,440	5,866,141
Non-current assets
Other non-current financial assets	60,706	248,281
Other non-current non-financial assets	364,166	373,700
Non-current trade receivables	2,727	2,559
Investments accounted for under the equity method	585,794	86,417
Intangible assets other than goodwill	167,968	155,874
Goodwill	948	958
Property, plant and equipment, net	4,433,645	3,609,937
Right-of-use assets	84,070	73,193
Non-current tax assets	59,541	59,541
Deferred tax assets	157,564	302,236
Total non-current assets	5,917,129	4,912,696
Total assets	11,495,569	10,778,837
Current liabilities
Other current financial liabilities	1,163,468	1,256,499
Lease liabilities, current	23,011	18,192
Trade and other payables, current	471,449	449,633
Current trade payables due to related parties	10,265	2,346
Other current provisions	311,197	392,322
Current tax liabilities	79,841	183,633
Provisions for employee benefits, current	31,546	23,946
Other current non-financial liabilities	128,039	187,305
Total current liabilities	2,218,816	2,513,876
Non-current liabilities
Other non-current financial liabilities	3,600,582	3,213,422
Non-current lease liabilities	60,801	56,966
Other non-current provisions	53,317	60,450
Deferred tax liabilities	298,379	394,688
Non-current provisions for employee benefits	65,607	62,006
Total non-current liabilities	4,078,686	3,787,532
Total liabilities	6,297,502	6,301,408
Equity attributable to owners of the Parent
Share capital	1,577,623	1,577,643
Retained earnings	3,620,612	2,748,686
Other reserves	(37,416)	114,870
Equity attributable to owners of the Parent	5,160,819	4,441,199
Non-controlling interests	37,248	36,230
Total equity	5,198,067	4,477,429
Total liabilities and equity	$ 11,495,569	$ 10,778,837